Right of Use Assets and Lease Liabilities - Disclosure of payments on lease liabilities (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
less amount representing interest expense	$ (2,562,611)
Lease liability	4,116,921
Current Portion of Lease Liabilities	303,550	$ 630,207
Long Term Portion of Lease Liabilities	3,813,371	$ 4,006,004
Year 1 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Payments on Lease Liabilities	742,597
Thereafter [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Payments on Lease Liabilities	$ 5,936,935